January 28, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 298 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 299 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to reflect a name change, change of the underlying index and changes to the principal investment strategies for the ALPS REIT Dividend Dogs ETF (f/k/a the Cohen & Steers Global Realty Majors ETF), a series of the Trust.

The SEC Staff is requested to address any comments on this filing to Cara Owen at 720.917.0883, or to Sharon Akselrod at 720.917.0769.

Sincerely,

/s/ Richard C. Noyes

Richard C. Noyes, Esq.

Secretary

Enclosure

cc:	Stuart Strauss, Esq.

Dechert LLP